RELATED PARTY TRANSACTIONS AND BALANCES (Schedules of Balances and Transactions with Related Parties) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Balances with related parties:
Other accounts payable and accrued expenses (see Note 7)	$ 46	$ 83
Other accounts receivable and prepaid expenses (see note 4)	6	10
Transactions with related parties:
Revenues derived from a related party	74	101	103
Amounts charged by related parties:
Cost of revenues	16	53	54
Operating expenses	195	121	323
Total amounts charged by related parties	$ 211	$ 174	$ 377